INTEREST AND FINANCE EXPENSE	12 Months Ended
Dec. 31, 2018
INTEREST AND FINANCE EXPENSE
INTEREST AND FINANCE EXPENSE

16.           INTEREST AND FINANCE EXPENSE

	For the year ended
	December 31,	December 31,
	2018	2017
Interest expense on credit facility	$56,834	$26,091
Interest expense on convertible notes	7,818	3,941
Interest expense on loan facility	1,178	—
Accretion of decommissioning and restoration provision	568	465
Other interest expense	483	70
Bank charges	29	88
Interest expense on finance leases	16	—
	$66,926	$30,655